                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101(d) OF REGULATION S-T

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 1999
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):   [   ]  is a restatement.
                                        [   ]  adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Long-Term Capital Management, L.P.
Address:  One East Weaver Street
          Greenwich, CT  06831

Form 13F File Number:   28- 5274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric R. Rosenfeld
Title:    Principal
Phone:    203-552-5460


Signature, Place and Date of Signing:


/s/ Eric R. Rosenfeld            Greenwich, Connecticut          August 4, 1999
---------------------            ----------------------          --------------
[Signature]                         [City, State]                   [Date]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                             Name

            28-
                ----------------               ---------------------------
            [Repeat as necessary.]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T




                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      2
                                            ------------------------

Form 13F  Information Table Entry Total:                4
                                            ------------------------

Form 13F  Information Table Value Total:    $        1935
                                            ------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                     Name

  1        28- 6864              Long-Term Capital Management Japan, Limited
-----

  2        28- 5278              LTCM (UK)
-----

[Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 1   NAME OF REPORTING MANAGER: LONG-TERM CAPITAL MANAGEMENT, L.P.

                  COLUMN 1             COLUMN 2       COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6    COLUMN 7
               --------------       --------------   ---------    ------------    ---------------------   ----------   --------
LINE #         NAME OF ISSUER       TITLE OF CLASS     CUSIP      MARKET VALUE    SHARES/   SH/    PUT/   INVESTMENT     OTHER
                                                       NUMBER       (X 1000)      PRN AMT   PRN    CALL   DISCRETION   MANAGERS
------         --------------       --------------   ---------    ------------    -------   ---    ----   ----------   --------
  1       American Intl Group Inc         Com        026874107        1523        12,900    Sh              Defined      1, 2
  2       Banc One Corp                   Com        06423A103          78         1,300    Sh              Defined      1, 2
  3       Federal Natl Mtg Assn           Com        313586109         115         1,700    Sh              Defined      1, 2
  4       Intel Corp                      Com        458140100         220         3,700    Sh              Defined      1, 2






          GRAND TOTAL                                                 1935

                      COLUMN 8
             -------------------------
LINE #       VOTING AUTHORITY (SHARES)
              SOLE     SHARED     NONE
------       ------    ------     ----
  1          12,900
  2           1,300
  3           1,700
  4           3,700


NOTE: In addition, confidential positions have been filed separately with the Secretary of the SEC